UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23633
Capital Group Central Fund Series II
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Central Corporate Bond Fund
Class M
| CCBFX
for the six months ended November 30, 2025
This semi-annual shareholder report contains important information about Capital Group Central Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/CCBF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,094
Total number of portfolio holdings	791
Portfolio turnover rate	105%
Portfolio
holdings
by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/CCBF-M
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-137-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Corporate Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2025
Lit. No. MFGEFP2-137-0126 © 2026 Capital Group. All rights reserved.

Investment portfolio November 30, 2025unaudited

Bonds, notes & other debt instruments 90.24%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 82.03%
Financials 21.85%
American Express Co. 1.65% 11/4/2026	USD21,868	$21,425
American Express Co. 2.55% 3/4/2027	3,270	3,217
American Express Co. 4.05% 5/3/2029	10,617	10,690
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	2,746	2,851
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (a)	21,732	22,736
American International Group, Inc. 4.85% 5/7/2030	3,000	3,075
American International Group, Inc. 5.125% 3/27/2033	14,360	14,849
American International Group, Inc. 5.45% 5/7/2035	15,461	16,222
American International Group, Inc. 4.375% 6/30/2050	6,292	5,317
Aon Corp. 5.35% 2/28/2033	2,129	2,227
Aon Corp. 3.90% 2/28/2052	4,071	3,104
Aon North America, Inc. 5.45% 3/1/2034	33,892	35,463
Aon North America, Inc. 5.75% 3/1/2054	14,191	14,403
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,015	2,065
Arthur J. Gallagher & Co. 5.15% 2/15/2035	40,468	41,113
Arthur J. Gallagher & Co. 3.50% 5/20/2051	863	617
Arthur J. Gallagher & Co. 5.55% 2/15/2055	3,719	3,624
Athene Global Funding 5.543% 8/22/2035 (b)	3,000	3,021
Athene Holding, Ltd. 6.625% 5/19/2055	21,180	21,987
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (a)	8,300	8,612
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	10,596	9,555
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (a)	45,116	40,476
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	57,805	51,867
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (a)	1,372	1,479
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (a)	10,610	11,163
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (a)	7,017	4,601
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (a)	410	276
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (a)	11,678	12,078
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	29,392	30,292
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (a)	6,236	6,489
Bank of Nova Scotia (The) 4.75% 2/2/2026	17,494	17,506
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	10,432	8,912
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	4,348	3,431
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	3,650	3,639
Blackstone, Inc. 5.00% 12/6/2034	10,655	10,757
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (a)(b)	5,000	5,153
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	15,000	15,969
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	34,350	37,091
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	11,886	12,627
Brown & Brown, Inc. 4.90% 6/23/2030	4,000	4,056
Brown & Brown, Inc. 5.25% 6/23/2032	10,771	11,035
Brown & Brown, Inc. 5.55% 6/23/2035	17,303	17,797
Brown & Brown, Inc. 6.25% 6/23/2055	22,924	24,046
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	3,504	3,651
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	12,300	12,523
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	14,800	16,651
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(b)	43,046	46,160
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	17,944	18,628
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,371	2,578
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (a)	2,359	2,493
Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,562
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	79,908
Chubb INA Holdings, LLC 4.90% 8/15/2035	16,193	16,391
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	355
Citibank, NA 4.914% 5/29/2030	5,700	5,881
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (a)	16,025	16,254
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (a)	2,941	2,969
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (a)	4,257	4,063
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (a)	21,339	19,803
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (a)	32,740	32,980
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (a)	12,118	10,882
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (a)	13,973	14,425

1	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (a)	USD35,288	$36,026
Corebridge Financial, Inc. 3.90% 4/5/2032	11,777	11,202
Corebridge Global Funding 4.90% 12/3/2029 (b)	4,525	4,631
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (a)	5,370	5,269
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	2,000	1,907
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (a)	18,713	19,183
Goldman Sachs Group, Inc. 2.60% 2/7/2030	4,679	4,397
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (a)	7,365	7,568
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	44,451	44,513
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (a)	750	668
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (a)	12,047	10,920
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (a)	2,476	2,660
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (a)	7,078	7,420
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	57,203	57,438
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	15,675	15,816
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (a)	1,994	2,111
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (a)	41,629	39,535
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (a)	5,278	5,461
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	7,300	7,349
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (a)	267	245
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (a)	31,317	33,271
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	15,055	15,196
Intercontinental Exchange, Inc. 4.20% 3/15/2031	9,200	9,213
Intercontinental Exchange, Inc. 5.25% 6/15/2031	5,781	6,054
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	11,305	13,598
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (a)	28,218	29,043
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	15,434	15,691
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (a)	30,922	30,965
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (a)	17,029	15,166
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	57,051	50,862
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (a)	1,255	1,137
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (a)	3,167	2,924
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034) (a)	760	795
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (a)	6,882	7,178
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (a)	896	913
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	31,247	33,205
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	84,672	85,175
JPMorgan Chase & Co. 3.882% 7/24/2038 (3-month USD CME Term SOFR + 1.622% on 7/24/2037) (a)	4,759	4,336
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	11,423	11,833
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (a)	8,807	6,150
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	5,031	4,595
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,948
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	59,277	60,309
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,156
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	4,216
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	19,574	19,192
Mastercard, Inc. 4.55% 3/15/2028	16,283	16,583
Mastercard, Inc. 4.95% 3/15/2032	7,160	7,468
Mastercard, Inc. 4.875% 5/9/2034	15,214	15,679
Mastercard, Inc. 4.55% 1/15/2035	14,230	14,323
MetLife, Inc. 5.375% 7/15/2033	17,216	18,187
Metropolitan Life Global Funding I 5.05% 1/6/2028 (b)	6,669	6,813
Metropolitan Life Global Funding I 4.15% 8/25/2028 (b)	4,461	4,479
Metropolitan Life Global Funding I 2.95% 4/9/2030 (b)	3,778	3,601
Metropolitan Life Global Funding I 1.55% 1/7/2031 (b)	17,187	15,139
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (a)	8,000	8,070
Morgan Stanley 3.875% 1/27/2026	5,847	5,844
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (a)	3,535	3,606
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (a)	1,404	1,491
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (a)	4,647	4,858
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	8,640	8,770
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (a)	20,475	21,183
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	22,162	22,944
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	82,678	82,785

Capital Group Central Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	USD18,596	$16,394
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (a)	1,062	936
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (a)	9,042	9,394
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	81,718	82,015
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	1,875	1,854
New York Life Global Funding 2.35% 7/14/2026 (b)	3,570	3,536
New York Life Global Funding 4.60% 12/5/2029 (b)	15,123	15,417
New York Life Global Funding 1.20% 8/7/2030 (b)	10,498	9,197
New York Life Global Funding 4.55% 1/28/2033 (b)	3,788	3,796
Northwestern Mutual Global Funding 4.125% 8/25/2028 (b)	13,130	13,193
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (a)	10,322	10,338
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (a)	6,461	6,696
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (a)	12,214	12,666
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (a)	21,946	22,769
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	16,159	18,379
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	10,929	11,498
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	26,495	27,399
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	13,005	13,223
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,682
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,479
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,397
Toronto-Dominion Bank (The) 4.861% 1/31/2028	5,686	5,787
Toronto-Dominion Bank (The) 4.808% 6/3/2030	7,000	7,162
Travelers Cos., Inc. 5.05% 7/24/2035	4,495	4,602
Travelers Cos., Inc. 4.00% 5/30/2047	3,885	3,205
Travelers Cos., Inc. 4.05% 3/7/2048	2,753	2,279
Travelers Cos., Inc. 2.55% 4/27/2050	859	534
Travelers Cos., Inc. 5.45% 5/25/2053	4,404	4,426
Travelers Cos., Inc. 5.70% 7/24/2055	1,878	1,954
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	19,878	20,465
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (a)	8,878	9,149
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (a)	11,206	11,721
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (a)(b)	2,049	2,039
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (a)(b)	250	249
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	8,730	9,144
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	3,405	3,031
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	9,670	9,016
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (a)	52,413	54,297
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (a)	823	774
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (a)	11,847	12,552
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (a)	36	40
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (a)	4,771	4,929
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (a)	7,700	8,170
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	22,017	19,420
		2,424,536

Health care 14.37%
AbbVie, Inc. 2.95% 11/21/2026	23,238	23,025
AbbVie, Inc. 4.95% 3/15/2031	20,850	21,666
AbbVie, Inc. 5.05% 3/15/2034	66,997	69,509
AbbVie, Inc. 5.20% 3/15/2035	17,624	18,407
AbbVie, Inc. 5.35% 3/15/2044	2,869	2,891
AbbVie, Inc. 5.40% 3/15/2054	20,079	20,030
AbbVie, Inc. 5.50% 3/15/2064	3,095	3,087
Amgen, Inc. 2.20% 2/21/2027	3,010	2,945
Amgen, Inc. 5.15% 3/2/2028	14,926	15,280
Amgen, Inc. 3.00% 2/22/2029	2,882	2,793
Amgen, Inc. 4.05% 8/18/2029	3,633	3,629
Amgen, Inc. 2.45% 2/21/2030	4,687	4,372
Amgen, Inc. 2.30% 2/25/2031	4,687	4,256
Amgen, Inc. 2.00% 1/15/2032	12,963	11,322
Amgen, Inc. 4.20% 3/1/2033	43,000	42,271
Amgen, Inc. 5.25% 3/2/2033	51,896	54,105

3	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 3.15% 2/21/2040	USD2,636	$2,110
Amgen, Inc. 5.60% 3/2/2043	8,782	8,979
Amgen, Inc. 4.20% 2/22/2052	2,036	1,653
Amgen, Inc. 4.875% 3/1/2053	5,975	5,378
Amgen, Inc. 5.65% 3/2/2053	17,559	17,655
Amgen, Inc. 4.40% 2/22/2062	5,748	4,622
AstraZeneca PLC 4.00% 1/17/2029	4,920	4,936
Baxter International, Inc. 4.45% 2/15/2029	3,836	3,854
Baxter International, Inc. 2.539% 2/1/2032	10,004	8,748
Baxter International, Inc. 5.65% 12/15/2035	25,285	25,779
Baxter International, Inc. 3.132% 12/1/2051	5,401	3,479
Bristol-Myers Squibb Co. 5.20% 2/22/2034	76,118	79,908
Bristol-Myers Squibb Co. 2.55% 11/13/2050	6,857	4,170
Bristol-Myers Squibb Co. 3.70% 3/15/2052	7,133	5,394
Bristol-Myers Squibb Co. 5.55% 2/22/2054	44,694	45,187
Centene Corp. 4.25% 12/15/2027	3,446	3,406
Centene Corp. 2.45% 7/15/2028	20,239	18,884
Centene Corp. 4.625% 12/15/2029	6,180	5,979
Cigna Group (The) 5.25% 1/15/2036	19,245	19,741
Cigna Group (The) 6.00% 1/15/2056	8,722	9,112
CVS Health Corp. 1.30% 8/21/2027	10,000	9,538
CVS Health Corp. 3.25% 8/15/2029	4,775	4,613
CVS Health Corp. 1.75% 8/21/2030	7,924	7,048
CVS Health Corp. 1.875% 2/28/2031	14,560	12,809
CVS Health Corp. 5.00% 9/15/2032	20,261	20,768
CVS Health Corp. 5.25% 2/21/2033	20,879	21,613
CVS Health Corp. 5.70% 6/1/2034	26,517	27,944
CVS Health Corp. 5.45% 9/15/2035	34,529	35,654
CVS Health Corp. 6.05% 6/1/2054	8,315	8,435
CVS Health Corp. 6.20% 9/15/2055	43,391	44,994
CVS Health Corp. 6.00% 6/1/2063	2,447	2,417
CVS Health Corp. 6.25% 9/15/2065	9,595	9,835
Elevance Health, Inc. 5.20% 2/15/2035	5,110	5,243
Elevance Health, Inc. 5.00% 1/15/2036	3,190	3,197
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,501
Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,472
Elevance Health, Inc. 5.70% 2/15/2055	2,698	2,675
Elevance Health, Inc. 5.85% 11/1/2064	3,365	3,347
Eli Lilly and Co. 4.50% 2/9/2027	27,875	28,106
Eli Lilly and Co. 3.375% 3/15/2029	2,764	2,727
Eli Lilly and Co. 4.60% 8/14/2034	12,985	13,153
Eli Lilly and Co. 5.10% 2/12/2035	36,117	37,737
Eli Lilly and Co. 4.90% 10/15/2035	6,360	6,538
Eli Lilly and Co. 5.50% 2/12/2055	25,158	25,859
Eli Lilly and Co. 5.55% 10/15/2055	1,437	1,485
Eli Lilly and Co. 5.65% 10/15/2065	1,394	1,444
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	37,518
Gilead Sciences, Inc. 2.80% 10/1/2050	1,414	919
Gilead Sciences, Inc. 5.55% 10/15/2053	21,145	21,536
HCA, Inc. 4.125% 6/15/2029	2,250	2,246
HCA, Inc. 2.375% 7/15/2031	8,178	7,340
HCA, Inc. 3.625% 3/15/2032	6,778	6,431
HCA, Inc. 4.625% 3/15/2052	6,531	5,463
Humana, Inc. 5.375% 4/15/2031	13,935	14,421
Humana, Inc. 5.55% 5/1/2035	6,750	6,931
Humana, Inc. 6.00% 5/1/2055	9,175	9,111
Johnson & Johnson 4.55% 3/1/2028	6,725	6,851
Johnson & Johnson 4.90% 6/1/2031	13,447	14,107
Johnson & Johnson 4.85% 3/1/2032	22,003	22,966
Johnson & Johnson 4.95% 6/1/2034	20,170	21,359
Johnson & Johnson 5.00% 3/1/2035	11,576	12,154
Johnson & Johnson 2.25% 9/1/2050	1,087	659
Johnson & Johnson 5.25% 6/1/2054	3,620	3,708
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,294	4,347
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,000	5,099
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	65,138	63,180

Capital Group Central Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer, Inc. 3.45% 3/15/2029	USD6,525	$6,455
Pfizer, Inc. 1.70% 5/28/2030	13,275	12,044
Roche Holdings, Inc. 2.076% 12/13/2031 (b)	29,252	25,978
Roche Holdings, Inc. 5.593% 11/13/2033 (b)	17,864	19,258
Roche Holdings, Inc. 4.592% 9/9/2034 (b)	2,946	2,966
Roche Holdings, Inc. 5.218% 3/8/2054 (b)	3,757	3,713
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	109	108
Stryker Corp. 5.20% 2/10/2035	24,850	25,789
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	69,251	71,082
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	15,095	15,701
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	26,720	26,770
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	8,051	8,135
UnitedHealth Group, Inc. 1.25% 1/15/2026	9,393	9,358
UnitedHealth Group, Inc. 3.875% 12/15/2028	1,875	1,872
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	274
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,276
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,925
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,827
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,045	15,564
UnitedHealth Group, Inc. 5.30% 6/15/2035	41,660	43,430
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,353
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,462
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,095
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,366
UnitedHealth Group, Inc. 4.75% 5/15/2052	16,756	14,818
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,791	20,843
UnitedHealth Group, Inc. 5.95% 6/15/2055	17,044	17,874
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	3,182
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,160	4,356
Viatris, Inc. 4.00% 6/22/2050	14,757	9,903
		1,593,837

Utilities 11.53%
AEP Texas, Inc. 3.45% 5/15/2051	3,894	2,698
AEP Transmission Co., LLC 5.15% 4/1/2034	2,919	3,006
AEP Transmission Co., LLC 5.375% 6/15/2035	1,250	1,303
Alabama Power Co. 5.85% 11/15/2033	3,075	3,330
Ameren Corp. 1.75% 3/15/2028	5,655	5,367
American Transmission Systems, Inc. 2.65% 1/15/2032 (b)	20,450	18,525
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,975
Berkshire Hathaway Energy Co. 1.65% 5/15/2031	7,533	6,578
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	5,006	5,113
CMS Energy Corp. 3.00% 5/15/2026	3,750	3,730
Commonwealth Edison Co. 2.95% 8/15/2027	3,750	3,697
Commonwealth Edison Co. 3.125% 3/15/2051	1,500	1,023
Commonwealth Edison Co. 2.75% 9/1/2051	1,202	764
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	10,783	9,627
Consumers Energy Co. 3.80% 11/15/2028	2,306	2,301
Consumers Energy Co. 4.50% 1/15/2031	24,344	24,689
Consumers Energy Co. 3.60% 8/15/2032	14,216	13,609
Consumers Energy Co. 4.625% 5/15/2033	11,180	11,304
Consumers Energy Co. 5.05% 5/15/2035	25,499	26,158
DTE Electric Co. 5.25% 5/15/2035	6,775	7,020
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	604
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,245	866
Duke Energy Carolinas, LLC 5.35% 1/15/2053	15,801	15,479
Duke Energy Corp. 4.95% 9/15/2035	6,475	6,474
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,815
Duke Energy Florida, LLC 3.20% 1/15/2027	2,593	2,576
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	10,861
Duke Energy Florida, LLC 5.875% 11/15/2033	2	2
Duke Energy Florida, LLC 4.85% 12/1/2035	14,903	14,988
Duke Energy Progress, LLC 2.00% 8/15/2031	8,945	7,953
Duke Energy Progress, LLC 2.50% 8/15/2050	1,582	956
Duke Energy Progress, LLC 2.90% 8/15/2051	6,618	4,282

5	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Edison International 4.125% 3/15/2028	USD14,156	$13,996
Edison International 5.25% 11/15/2028	451	458
Edison International 5.45% 6/15/2029	7,217	7,342
Edison International 6.95% 11/15/2029	17,343	18,480
Edison International 6.25% 3/15/2030	33,544	35,081
Edison International 5.25% 3/15/2032	7,602	7,614
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	11,086	12,856
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,069
Enel Finance International NV 5.00% 9/30/2035 (b)	8,200	8,186
Entergy Corp. 2.40% 6/15/2031	9,206	8,294
Entergy Corp. 3.75% 6/15/2050	1,256	933
Entergy Louisiana, LLC 3.12% 9/1/2027	4,481	4,421
Eversource Energy 4.45% 12/15/2030	11,290	11,264
Eversource Energy 5.85% 4/15/2031	2,750	2,906
Eversource Energy 3.375% 3/1/2032	3,478	3,225
FirstEnergy Corp. 2.25% 9/1/2030	12,303	11,170
Florida Power & Light Co. 5.10% 4/1/2033	13,744	14,333
Florida Power & Light Co. 5.30% 6/15/2034	31,777	33,444
Florida Power & Light Co. 3.70% 12/1/2047	4,710	3,701
Florida Power & Light Co. 3.15% 10/1/2049	728	513
Florida Power & Light Co. 2.875% 12/4/2051	29,281	19,104
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,303
Florida Power & Light Co. 5.70% 3/15/2055	11,121	11,568
Jersey Central Power & Light Co. 2.75% 3/1/2032 (b)	13,150	11,865
Jersey Central Power & Light Co. 5.10% 1/15/2035	6,075	6,176
MidAmerican Energy Co. 6.75% 12/30/2031	2,259	2,562
MidAmerican Energy Co. 5.50% 11/15/2056	7,000	6,986
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	4,300	4,347
Northern States Power Co. 5.05% 5/15/2035	1,838	1,892
Northern States Power Co. 5.10% 5/15/2053	1,479	1,402
Northern States Power Co. 5.40% 3/15/2054	10,584	10,506
Northern States Power Co. 5.65% 5/15/2055	665	683
Pacific Gas and Electric Co. 3.15% 1/1/2026	8,438	8,427
Pacific Gas and Electric Co. 2.10% 8/1/2027	12,094	11,668
Pacific Gas and Electric Co. 5.00% 6/4/2028	19,030	19,348
Pacific Gas and Electric Co. 4.55% 7/1/2030	29,509	29,421
Pacific Gas and Electric Co. 2.50% 2/1/2031	61,459	55,321
Pacific Gas and Electric Co. 4.40% 3/1/2032	4,422	4,317
Pacific Gas and Electric Co. 5.90% 6/15/2032	3,933	4,143
Pacific Gas and Electric Co. 5.05% 10/15/2032	3,276	3,299
Pacific Gas and Electric Co. 6.15% 1/15/2033	4,826	5,149
Pacific Gas and Electric Co. 6.40% 6/15/2033	25,843	28,059
Pacific Gas and Electric Co. 6.95% 3/15/2034	16,074	18,006
Pacific Gas and Electric Co. 5.70% 3/1/2035	59,186	61,247
Pacific Gas and Electric Co. 6.00% 8/15/2035	17,695	18,712
Pacific Gas and Electric Co. 3.30% 8/1/2040	21,380	16,382
Pacific Gas and Electric Co. 4.95% 7/1/2050	13,491	11,658
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,980	3,432
PacifiCorp 2.70% 9/15/2030	5,754	5,309
PacifiCorp 5.30% 2/15/2031	14,335	14,812
PacifiCorp 5.45% 2/15/2034	3,941	4,029
PacifiCorp 4.125% 1/15/2049	1,239	948
PacifiCorp 3.30% 3/15/2051	12,845	8,361
PacifiCorp 2.90% 6/15/2052	11,320	6,763
PacifiCorp 5.35% 12/1/2053	9,570	8,564
PacifiCorp 5.50% 5/15/2054	27,968	25,572
PacifiCorp 5.80% 1/15/2055	9,497	9,042
PECO Energy Co. 4.875% 9/15/2035	26,940	27,345
PECO Energy Co. 5.25% 9/15/2054	8,325	8,056
PECO Energy Co. 5.65% 9/15/2055	4,995	5,106
Progress Energy, Inc. 7.00% 10/30/2031	4,675	5,287
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,689	5,637
Public Service Electric and Gas Co. 3.65% 9/1/2028	1,586	1,576
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,389	4,138
Public Service Electric and Gas Co. 1.90% 8/15/2031	9,526	8,443

Capital Group Central Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Electric and Gas Co. 5.20% 8/1/2033	USD2,341	$2,448
Public Service Electric and Gas Co. 4.85% 8/1/2034	1,187	1,207
Public Service Electric and Gas Co. 4.90% 8/15/2035	39,560	40,173
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,021	2,134
Public Service Electric and Gas Co. 2.70% 5/1/2050	3,595	2,296
Public Service Electric and Gas Co. 2.05% 8/1/2050	6,374	3,540
Public Service Electric and Gas Co. 3.00% 3/1/2051	1,211	821
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,734	1,662
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,300	2,256
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	10,275	10,648
Southern California Edison Co. 3.65% 3/1/2028	8,458	8,347
Southern California Edison Co. 5.65% 10/1/2028	19,395	20,081
Southern California Edison Co. 5.15% 6/1/2029	95	97
Southern California Edison Co. 2.85% 8/1/2029	28,218	26,656
Southern California Edison Co. 2.25% 6/1/2030	8,067	7,312
Southern California Edison Co. 2.50% 6/1/2031	7,623	6,840
Southern California Edison Co. 5.45% 6/1/2031	6,061	6,271
Southern California Edison Co. 5.95% 11/1/2032	1,585	1,685
Southern California Edison Co. 5.20% 6/1/2034	916	925
Southern California Edison Co. 5.45% 3/1/2035	3,457	3,533
Southern California Edison Co. 5.625% 2/1/2036	228	233
Southern California Edison Co. 4.50% 9/1/2040	16,024	14,250
Southern California Edison Co. 3.60% 2/1/2045	7,883	5,808
Southern California Edison Co. 4.00% 4/1/2047	7,650	5,870
Southern California Edison Co. 3.65% 2/1/2050	6,265	4,448
Southern California Edison Co. 2.95% 2/1/2051	19,306	12,053
Southern California Edison Co. 3.45% 2/1/2052	12,608	8,563
Southern California Edison Co. 5.75% 4/15/2054	1,250	1,203
Southern California Edison Co. 6.20% 9/15/2055	36,660	37,664
Southern Co. (The) 4.85% 3/15/2035	2,891	2,881
Southwestern Electric Power Co. 3.25% 11/1/2051	6,450	4,333
Union Electric Co. 5.25% 4/15/2035	13,900	14,461
Union Electric Co. 2.625% 3/15/2051	3,600	2,208
Union Electric Co. 5.125% 3/15/2055	8,995	8,471
WEC Energy Group, Inc. 5.15% 10/1/2027	2,432	2,479
Wisconsin Electric Power Co. 4.60% 10/1/2034	4,481	4,491
Wisconsin Electric Power Co. 5.05% 10/1/2054	744	703
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,625	2,309
Wisconsin Power and Light Co. 3.65% 4/1/2050	600	446
Wisconsin Public Service Corp. 2.85% 12/1/2051	9,803	6,338
Xcel Energy, Inc. 2.35% 11/15/2031	5,525	4,931
Xcel Energy, Inc. 5.45% 8/15/2033	6,382	6,640
Xcel Energy, Inc. 5.50% 3/15/2034	25	26
Xcel Energy, Inc. 5.60% 4/15/2035	24,490	25,521
		1,279,192

Communication services 6.48%
Alphabet, Inc. 4.375% 11/15/2032	7,859	7,957
Alphabet, Inc. 4.70% 11/15/2035	15,635	15,894
Alphabet, Inc. 5.25% 5/15/2055	1,471	1,463
Alphabet, Inc. 5.45% 11/15/2055	1,234	1,255
Alphabet, Inc. 5.30% 5/15/2065	2,025	1,993
AT&T, Inc. 2.30% 6/1/2027	1,221	1,190
AT&T, Inc. 4.35% 3/1/2029	19,002	19,114
AT&T, Inc. 4.30% 2/15/2030	15,022	15,109
AT&T, Inc. 2.25% 2/1/2032	12,533	11,057
AT&T, Inc. 2.55% 12/1/2033	7,369	6,325
AT&T, Inc. 5.40% 2/15/2034	20,914	21,850
AT&T, Inc. 4.50% 5/15/2035	8,216	7,984
AT&T, Inc. 3.50% 9/15/2053	60,036	41,345
Charter Communications Operating, LLC 3.75% 2/15/2028	1,050	1,035
Charter Communications Operating, LLC 4.20% 3/15/2028	2,959	2,943
Charter Communications Operating, LLC 2.80% 4/1/2031	3,648	3,279
Charter Communications Operating, LLC 4.40% 4/1/2033	6,000	5,659
Charter Communications Operating, LLC 5.85% 12/1/2035	11,214	11,245

7	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Charter Communications Operating, LLC 4.80% 3/1/2050	USD21,382	$16,444
Charter Communications Operating, LLC 3.70% 4/1/2051	54,086	34,840
Charter Communications Operating, LLC 3.90% 6/1/2052	63,482	41,711
Charter Communications Operating, LLC 5.25% 4/1/2053	49,690	40,302
Charter Communications Operating, LLC 6.70% 12/1/2055	7,900	7,706
Comcast Corp. 4.80% 5/15/2033	6,091	6,170
Comcast Corp. 5.30% 6/1/2034	6,177	6,382
Comcast Corp. 5.30% 5/15/2035	9,162	9,447
Comcast Corp. 5.65% 6/1/2054	30,581	29,351
Comcast Corp. 6.05% 5/15/2055	5,552	5,624
Meta Platforms, Inc. 4.20% 11/15/2030	13,402	13,498
Meta Platforms, Inc. 4.60% 11/15/2032	6,368	6,465
Meta Platforms, Inc. 4.875% 11/15/2035	39,140	39,579
Meta Platforms, Inc. 5.50% 11/15/2045	14,976	14,990
Meta Platforms, Inc. 5.625% 11/15/2055	17,261	17,230
Meta Platforms, Inc. 5.75% 11/15/2065	7,939	7,911
T-Mobile USA, Inc. 1.50% 2/15/2026	5,250	5,221
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,094
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,622
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	7,019
T-Mobile USA, Inc. 5.125% 5/15/2032	3,699	3,830
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,726
T-Mobile USA, Inc. 3.00% 2/15/2041	9,938	7,503
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	16,152
T-Mobile USA, Inc. 5.75% 1/15/2054	5,653	5,666
T-Mobile USA, Inc. 5.50% 1/15/2055	3,690	3,571
T-Mobile USA, Inc. 5.875% 11/15/2055	7,749	7,902
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	9,043
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,607
Verizon Communications, Inc. 2.355% 3/15/2032	455	402
Verizon Communications, Inc. 4.78% 2/15/2035	32,723	32,482
Verizon Communications, Inc. 5.25% 4/2/2035	22,612	23,194
Verizon Communications, Inc. 5.00% 1/15/2036	35,449	35,511
Verizon Communications, Inc. 5.401% 7/2/2037 (b)	19,436	19,892
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,694
Verizon Communications, Inc. 2.85% 9/3/2041	991	724
Verizon Communications, Inc. 5.75% 11/30/2045	9,556	9,644
Verizon Communications, Inc. 3.875% 3/1/2052	784	596
Verizon Communications, Inc. 5.875% 11/30/2055	10,925	11,035
Verizon Communications, Inc. 2.987% 10/30/2056	13,117	8,022
Verizon Communications, Inc. 6.00% 11/30/2065	8,633	8,738
		719,237

Industrials 6.44%
BAE Systems PLC 5.30% 3/26/2034 (b)	46,170	48,185
BAE Systems PLC 5.50% 3/26/2054 (b)	2,623	2,685
Boeing Co. (The) 2.75% 2/1/2026	39,990	39,877
Boeing Co. (The) 2.196% 2/4/2026	25,000	24,900
Boeing Co. (The) 3.10% 5/1/2026	7,750	7,714
Boeing Co. (The) 5.04% 5/1/2027	2,000	2,020
Boeing Co. (The) 3.25% 2/1/2028	32,764	32,192
Boeing Co. (The) 6.298% 5/1/2029	2,000	2,128
Boeing Co. (The) 5.15% 5/1/2030	20,913	21,561
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,480
Boeing Co. (The) 6.388% 5/1/2031	31,681	34,496
Boeing Co. (The) 6.528% 5/1/2034	7,158	7,963
Boeing Co. (The) 3.90% 5/1/2049	8,164	6,183
Boeing Co. (The) 5.805% 5/1/2050	74	74
Boeing Co. (The) 6.858% 5/1/2054	126	144
Boeing Co. (The) 7.008% 5/1/2064	10,000	11,464
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	3,538	2,401
Canadian National Railway Co. 4.375% 9/18/2034	12,848	12,702
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,831
Canadian Pacific Railway Co. 4.80% 3/30/2030	15,836	16,257
Canadian Pacific Railway Co. 5.20% 3/30/2035	35,056	36,348

Capital Group Central Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Canadian Pacific Railway Co. 3.00% 12/2/2041	USD5,582	$4,221
Canadian Pacific Railway Co. 3.10% 12/2/2051	17,398	11,755
Carrier Global Corp. 5.90% 3/15/2034	2,824	3,052
CSX Corp. 3.80% 3/1/2028	19,416	19,397
CSX Corp. 4.25% 3/15/2029	12,943	13,078
CSX Corp. 2.40% 2/15/2030	5,892	5,541
CSX Corp. 4.10% 11/15/2032	10,489	10,360
CSX Corp. 5.20% 11/15/2033	7,415	7,776
CSX Corp. 4.30% 3/1/2048	10,688	9,098
CSX Corp. 4.50% 3/15/2049	6,729	5,883
CSX Corp. 2.50% 5/15/2051	12,071	7,314
General Electric Co. 4.30% 7/29/2030	6,363	6,437
General Electric Co. 4.90% 1/29/2036	36,522	37,490
L3Harris Technologies, Inc. 5.40% 7/31/2033	5,978	6,285
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,298
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,886
Norfolk Southern Corp. 4.45% 3/1/2033	10,064	10,091
Norfolk Southern Corp. 5.10% 5/1/2035	10,930	11,250
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,740
Norfolk Southern Corp. 4.55% 6/1/2053	2,237	1,937
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,434
Northrop Grumman Corp. 4.70% 3/15/2033	15,000	15,246
Northrop Grumman Corp. 4.90% 6/1/2034	2,790	2,847
Northrop Grumman Corp. 4.95% 3/15/2053	6,083	5,597
RTX Corp. 4.125% 11/16/2028	4,205	4,220
RTX Corp. 1.90% 9/1/2031	8,014	7,056
RTX Corp. 6.10% 3/15/2034	10,914	12,047
RTX Corp. 2.82% 9/1/2051	6,000	3,841
RTX Corp. 3.03% 3/15/2052	6,000	3,987
RTX Corp. 6.40% 3/15/2054	5,816	6,520
Siemens Funding BV 5.20% 5/28/2035 (b)	15,000	15,650
Siemens Funding BV 5.80% 5/28/2055 (b)	15,653	16,688
Siemens Funding BV 5.90% 5/28/2065 (b)	5,557	5,959
Union Pacific Corp. 2.40% 2/5/2030	750	704
Union Pacific Corp. 2.80% 2/14/2032	31,546	29,063
Union Pacific Corp. 2.891% 4/6/2036	27,376	23,305
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,504
Union Pacific Corp. 4.30% 3/1/2049	832	704
Union Pacific Corp. 3.25% 2/5/2050	106	75
Union Pacific Corp. 3.50% 2/14/2053	6,721	4,891
Union Pacific Corp. 5.60% 12/1/2054	10,628	10,813
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,448
Union Pacific Corp. 3.75% 2/5/2070	1,832	1,271
Verisk Analytics, Inc. 4.50% 8/15/2030	5,807	5,857
Verisk Analytics, Inc. 5.125% 2/15/2036	6,781	6,882
		714,103

Information technology 6.28%
Amphenol Corp. 4.125% 11/15/2030	7,000	6,988
Amphenol Corp. 4.40% 2/15/2033	27,928	27,816
Amphenol Corp. 4.625% 2/15/2036	30,420	30,145
Amphenol Corp. 5.30% 11/15/2055	18,154	17,698
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,570
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,160
Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,107
Analog Devices, Inc. 5.30% 4/1/2054	10,992	10,847
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,639
Broadcom, Inc. 4.15% 11/15/2030	7,897	7,895
Broadcom, Inc. 3.469% 4/15/2034	27,412	25,297
Broadcom, Inc. 4.80% 10/15/2034	2,079	2,109
Broadcom, Inc. 5.20% 7/15/2035	22,220	23,147
Broadcom, Inc. 4.80% 2/15/2036	26,995	27,069
Broadcom, Inc. 4.926% 5/15/2037 (b)	20,881	20,996
Cisco Systems, Inc. 5.05% 2/26/2034	6,554	6,804
Cisco Systems, Inc. 5.10% 2/24/2035	21,908	22,756

9	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Cisco Systems, Inc. 5.30% 2/26/2054	USD1,250	$1,226
Intel Corp. 3.05% 8/12/2051	72,386	45,787
Intel Corp. 5.60% 2/21/2054	16,304	15,557
Intel Corp. 3.10% 2/15/2060	18,775	11,063
Microchip Technology, Inc. 4.90% 3/15/2028	2,660	2,699
Microchip Technology, Inc. 5.05% 3/15/2029	18,732	19,131
Microchip Technology, Inc. 5.05% 2/15/2030	17,244	17,625
Oracle Corp. 4.45% 9/26/2030	13,775	13,579
Oracle Corp. 5.50% 8/3/2035	64,456	64,614
Oracle Corp. 5.20% 9/26/2035	21,546	21,124
Oracle Corp. 5.875% 9/26/2045	3,955	3,731
Oracle Corp. 6.00% 8/3/2055	26,578	24,713
Oracle Corp. 5.95% 9/26/2055	31,419	29,464
Oracle Corp. 6.10% 9/26/2065	14,886	13,875
Roper Technologies, Inc. 4.25% 9/15/2028	13,000	13,063
Roper Technologies, Inc. 4.45% 9/15/2030	5,000	5,031
Roper Technologies, Inc. 5.10% 9/15/2035	15,583	15,823
ServiceNow, Inc. 1.40% 9/1/2030	8,990	7,934
Synopsys, Inc. 4.85% 4/1/2030	25,765	26,328
Synopsys, Inc. 5.15% 4/1/2035	23,239	23,766
Synopsys, Inc. 5.70% 4/1/2055	55,747	55,932
Texas Instruments, Inc. 5.10% 5/23/2035	10,550	10,936
Texas Instruments, Inc. 5.15% 2/8/2054	7,213	6,946
		696,990

Consumer staples 5.38%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,349
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	5,311	5,529
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,546
BAT Capital Corp. 3.215% 9/6/2026	11,050	10,978
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,460
BAT Capital Corp. 3.557% 8/15/2027	47,755	47,305
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,946
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,562
BAT Capital Corp. 5.35% 8/15/2032	2,900	3,026
BAT Capital Corp. 4.625% 3/22/2033	9,114	9,101
BAT Capital Corp. 6.421% 8/2/2033	15,511	17,214
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,498
BAT Capital Corp. 5.625% 8/15/2035	18,917	19,843
BAT Capital Corp. 4.54% 8/15/2047	111	94
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,963
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,549
BAT Capital Corp. 6.25% 8/15/2055	14,796	15,582
Coca-Cola Co. 5.30% 5/13/2054	6,666	6,670
Coca-Cola Co. 5.20% 1/14/2055	6,363	6,280
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,787
Constellation Brands, Inc. 2.875% 5/1/2030	1,688	1,591
Constellation Brands, Inc. 4.80% 5/1/2030	3,274	3,335
Constellation Brands, Inc. 2.25% 8/1/2031	19,412	17,219
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	25,198
Coty, Inc. 5.60% 1/15/2031 (b)	7,650	7,707
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	19,473	20,082
Imperial Brands Finance PLC 6.375% 7/1/2055 (b)	12,021	12,473
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	7,130	7,176
Kroger Co. 5.00% 9/15/2034	3,711	3,772
Kroger Co. 5.50% 9/15/2054	9,790	9,554
Mars, Inc. 4.80% 3/1/2030 (b)	8,000	8,198
Mars, Inc. 5.00% 3/1/2032 (b)	34,555	35,730
Mars, Inc. 5.20% 3/1/2035 (b)	31,449	32,549
Mars, Inc. 5.70% 5/1/2055 (b)	54,924	56,026
Mars, Inc. 5.80% 5/1/2065 (b)	3,072	3,157
Mondelez International, Inc. 5.125% 5/6/2035	4,022	4,135
Philip Morris International, Inc. 4.875% 2/13/2026	6,250	6,256
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,308
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,530

Capital Group Central Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.00% 10/29/2030	USD13,573	$13,454
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,875
Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,862
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	8,064
Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,283
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	18,034
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,367
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	26,652
Philip Morris International, Inc. 4.875% 4/30/2035	24,630	24,872
Philip Morris International, Inc. 4.625% 10/29/2035	4,362	4,296
Philip Morris International, Inc. 4.125% 3/4/2043	3,577	3,086
Reynolds American, Inc. 5.85% 8/15/2045	15,050	15,016
		597,139

Consumer discretionary 4.51%
Amazon.com, Inc. 4.10% 11/20/2030	8,330	8,372
Amazon.com, Inc. 4.35% 3/20/2033	13,489	13,587
Amazon.com, Inc. 4.65% 11/20/2035	36,383	36,722
Amazon.com, Inc. 5.45% 11/20/2055	11,728	11,837
Ford Motor Co. 3.25% 2/12/2032	1,576	1,385
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,042	1,047
Ford Motor Credit Co., LLC 6.95% 6/10/2026	802	810
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	199
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,800	2,839
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,441
Ford Motor Credit Co., LLC 4.125% 8/17/2027	641	635
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	216
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,159	1,210
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,900	2,965
Ford Motor Credit Co., LLC 6.80% 5/12/2028	3,304	3,442
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,715
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	758
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,600	18,011
Ford Motor Credit Co., LLC 7.35% 3/6/2030	240	258
Ford Motor Credit Co., LLC 7.20% 6/10/2030	935	1,004
Ford Motor Credit Co., LLC 5.73% 9/5/2030	29,074	29,600
Ford Motor Credit Co., LLC 4.00% 11/13/2030	500	471
Ford Motor Credit Co., LLC 6.532% 3/19/2032	9,400	9,847
Ford Motor Credit Co., LLC 6.125% 3/8/2034	3,397	3,457
Ford Motor Credit Co., LLC 6.50% 2/7/2035	21,720	22,614
Ford Motor Credit Co., LLC 5.869% 10/31/2035	10,870	10,808
General Motors Financial Co., Inc. 5.35% 1/7/2030	12,300	12,699
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,114	3,176
General Motors Financial Co., Inc. 5.90% 1/7/2035	6,217	6,509
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,370	4,643
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,343
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,845
Home Depot, Inc. 1.375% 3/15/2031	757	658
Home Depot, Inc. 4.85% 6/25/2031	10,263	10,644
Home Depot, Inc. 4.95% 6/25/2034	32,524	33,484
Home Depot, Inc. 4.65% 9/15/2035	17,059	17,064
Home Depot, Inc. 3.125% 12/15/2049	1,102	767
Home Depot, Inc. 5.30% 6/25/2054	39,454	38,602
Hyundai Capital America 4.875% 6/23/2027 (b)	8,555	8,646
Hyundai Capital America 2.375% 10/15/2027 (b)	1,745	1,689
Hyundai Capital America 4.55% 9/26/2029 (b)	16,992	17,085
Hyundai Capital America 5.10% 6/24/2030 (b)	10,621	10,895
Hyundai Capital America 4.50% 9/18/2030 (b)	15,700	15,729
Marriott International, Inc. 5.35% 3/15/2035	12,285	12,726
McDonald’s Corp. 5.00% 5/17/2029	1,524	1,572
McDonald’s Corp. 4.95% 3/3/2035	3,991	4,081
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,768
McDonald’s Corp. 4.45% 3/1/2047	1,416	1,232
McDonald’s Corp. 3.625% 9/1/2049	1,117	838
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (b)	5,000	5,460

11	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	USD26,214	$26,510
Starbucks Corp. 4.85% 2/8/2027	13,970	14,092
Starbucks Corp. 5.00% 2/15/2034	5,056	5,188
Starbucks Corp. 5.40% 5/15/2035	16,620	17,389
Toyota Motor Corp. 4.186% 6/30/2027	25,803	25,960
		500,544

Energy 2.00%
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,661	8,627
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,534
Chevron Corp. 2.236% 5/11/2030	8,314	7,730
Chevron Corp. 3.078% 5/11/2050	3,879	2,698
Chevron USA, Inc. 4.405% 2/26/2027	36,121	36,441
Chevron USA, Inc. 1.018% 8/12/2027	1,644	1,572
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,967
Chevron USA, Inc. 2.343% 8/12/2050	374	224
ConocoPhillips Co. 4.70% 1/15/2030	11,250	11,500
ConocoPhillips Co. 3.80% 3/15/2052	3,099	2,336
ConocoPhillips Co. 5.30% 5/15/2053	5,564	5,310
ConocoPhillips Co. 5.50% 1/15/2055	18,973	18,562
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,936	8,146
EOG Resources, Inc. 4.40% 7/15/2028	3,622	3,667
EOG Resources, Inc. 5.35% 1/15/2036	2,110	2,190
EOG Resources, Inc. 5.65% 12/1/2054	3,995	3,999
EOG Resources, Inc. 5.95% 7/15/2055	2,580	2,687
Equinor ASA 3.70% 4/6/2050	2,662	2,077
Exxon Mobil Corp. 2.61% 10/15/2030	1,387	1,302
Exxon Mobil Corp. 3.452% 4/15/2051	27,479	20,216
Petroleos Mexicanos 6.84% 1/23/2030	4,000	4,051
Shell Finance US, Inc. 2.75% 4/6/2030	21,750	20,710
Shell Finance US, Inc. 3.25% 4/6/2050	15,167	10,747
Shell International Finance BV 3.00% 11/26/2051	2,085	1,394
TotalEnergies Capital International SA 2.986% 6/29/2041	517	395
TotalEnergies Capital International SA 3.127% 5/29/2050	9,475	6,497
TotalEnergies Capital SA 5.488% 4/5/2054	6,654	6,573
TotalEnergies Capital SA 5.275% 9/10/2054	26,424	25,451
		221,603

Materials 1.67%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	5,000	5,207
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	23,506	24,526
Dow Chemical Co. (The) 4.80% 1/15/2031	10,110	10,089
Dow Chemical Co. (The) 5.15% 2/15/2034	7,156	7,160
Dow Chemical Co. (The) 5.35% 3/15/2035	2,167	2,164
Dow Chemical Co. (The) 5.65% 3/15/2036	5,521	5,549
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	17,597
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,250
Dow Chemical Co. (The) 5.60% 2/15/2054	13,136	11,751
Dow Chemical Co. (The) 5.95% 3/15/2055	4,675	4,373
LYB International Finance III, LLC 5.125% 1/15/2031	1,604	1,610
LYB International Finance III, LLC 6.15% 5/15/2035	245	254
LYB International Finance III, LLC 5.875% 1/15/2036	11,959	12,006
Minera Mexico, SA de CV, 5.625% 2/12/2032 (b)	9,000	9,287
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	15,687	16,282
Sherwin-Williams Co. 4.50% 8/15/2030	9,000	9,094
Sherwin-Williams Co. 2.20% 3/15/2032	6,865	6,058
Sherwin-Williams Co. 5.15% 8/15/2035	20,993	21,524
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,211
Vale Overseas, Ltd. 6.40% 6/28/2054	7,784	8,033

Capital Group Central Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	USD2,815	$2,805
Westlake Corp. 5.55% 11/15/2035	4,461	4,492
Westlake Corp. 6.375% 11/15/2055	2,000	1,999
		185,321

Real estate 1.52%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,050	1,050
Boston Properties, LP 2.55% 4/1/2032	1,489	1,300
Boston Properties, LP 2.45% 10/1/2033	2,723	2,258
Boston Properties, LP 6.50% 1/15/2034	8,579	9,282
Boston Properties, LP 5.75% 1/15/2035	50,549	52,084
COPT Defense Properties, LP 2.25% 3/15/2026	3,191	3,171
Crown Castle, Inc. 5.00% 1/11/2028	8,308	8,435
ERP Operating, LP 4.65% 9/15/2034	5,923	5,909
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	11,170	11,430
Piedmont Operating Partnership, LP 5.625% 1/15/2033	5,172	5,213
Prologis, LP 4.75% 6/15/2033	5,665	5,765
Prologis, LP 5.125% 1/15/2034	10,133	10,474
Prologis, LP 5.00% 3/15/2034	8,500	8,714
Prologis, LP 5.00% 1/31/2035	2,656	2,707
Prologis, LP 5.25% 6/15/2053	2,258	2,183
Prologis, LP 5.25% 3/15/2054	464	449
Simon Property Group, LP 4.375% 10/1/2030	15,000	15,128
Simon Property Group, LP 5.125% 10/1/2035	22,358	22,818
		168,370
Total corporate bonds, notes & loans		9,100,872
U.S. Treasury bonds & notes 6.90%
U.S. Treasury 6.90%
U.S. Treasury 3.50% 10/31/2027	19,236	19,234
U.S. Treasury 4.125% 11/15/2027	3,406	3,445
U.S. Treasury 3.50% 11/15/2028	78,239	78,254
U.S. Treasury 4.00% 7/31/2029	2,502	2,541
U.S. Treasury 3.625% 10/31/2030 (c)	230,063	230,315
U.S. Treasury 3.75% 10/31/2032 (c)	18,698	18,660
U.S. Treasury 4.25% 5/15/2035	1,000	1,021
U.S. Treasury 4.00% 11/15/2035	155,514	155,271
U.S. Treasury 4.625% 11/15/2045	85,035	84,969
U.S. Treasury 4.75% 8/15/2055	169,460	171,605
		765,315
Asset-backed obligations 0.86%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (b)(d)	9,463	8,972
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(d)	9,183	7,893
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (b)(d)	693	585
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(d)	6,564	5,393
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(d)	85,298	72,535
		95,378
Bonds & notes of governments & government agencies outside the U.S. 0.40%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (b)	28,850	29,324
United Mexican States 5.375% 3/22/2033	6,875	6,878
United Mexican States 6.625% 1/29/2038	2,785	2,936
United Mexican States 7.375% 5/13/2055	5,295	5,817
		44,955

13	Capital Group Central Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.05%
Ohio 0.05%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD5,655	$5,150
Total bonds, notes & other debt instruments (cost: $9,970,170,000)		10,011,670
Short-term securities 9.80%	Shares
Money market investments 9.80%
Capital Group Central Cash Fund 3.94% (e)(f)	10,874,103	1,087,301
Total short-term securities (cost: $1,087,352,000)		1,087,301
Total investment securities 100.04% (cost: $11,057,522,000)		11,098,971
Other assets less liabilities (0.04%)		(4,853)
Net assets 100.00%		$11,094,118
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	3,961	4/6/2026	USD827,292	$97
5 Year U.S. Treasury Note Futures	Long	7,637	4/6/2026	838,280	1,243
10 Year U.S. Treasury Note Futures	Long	631	3/31/2026	71,520	(25)
10 Year Ultra U.S. Treasury Note Futures	Short	12,340	3/31/2026	(1,433,947)	(10,046)
20 Year U.S. Treasury Bond Futures	Long	8,081	3/31/2026	949,013	2,512
30 Year Ultra U.S. Treasury Bond Futures	Short	2,398	3/31/2026	(290,008)	(1,521)
					$(7,740)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD971,244	$(21,847)	$(21,651)	$(196)
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 9.80%
Money market investments 9.80%
Capital Group Central Cash Fund 3.94% (e)	$522,980	$2,607,081	$2,042,722	$36	$(74)	$1,087,301	$18,503

Capital Group Central Corporate Bond Fund	14

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $893,975,000, which represented
8.06% of the net assets of the fund.

(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $30,363,000, which represented 0.27% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 11/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

15	Capital Group Central Corporate Bond Fund

Financial statements
Statement of assets and liabilities at November 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,970,170)	$10,011,670
Affiliated issuers (cost: $1,087,352)	1,087,301	$11,098,971
Cash		1,594
Receivables for:
Dividends and interest	112,506
Variation margin on futures contracts	4,065	116,571
		11,217,136
Liabilities:
Payables for:
Purchases of investments	117,958
Trustees’ deferred compensation	100
Variation margin on futures contracts	4,615
Variation margin on centrally cleared swap contracts	341
Other	4	123,018
Net assets at November 30, 2025		$11,094,118
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,247,586
Total distributable earnings (accumulated loss)		(2,153,468)
Net assets at November 30, 2025		$11,094,118

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,294,867 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$11,094,118	1,294,867	$8.57

Refer to the notes to financial statements.

Capital Group Central Corporate Bond Fund	16

Financial statements (continued)
Statement of operations for the six months ended November 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$242,608
Dividends from affiliated issuers	18,503	$261,111
Fees and expenses*:
Reports to shareholders	4
Registration statement and prospectus	35
Trustees’ compensation	33
Auditing and legal	94
Custodian	37
Other	2	205
Net investment income		260,906
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	20,725
Affiliated issuers	36
Futures contracts	(7,920)
Swap contracts	(5,803)	7,038
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	303,225
Affiliated issuers	(74)
Futures contracts	(2,364)
Swap contracts	79	300,866
Net realized gain (loss) and unrealized appreciation (depreciation)		307,904
Net increase (decrease) in net assets resulting from operations		$568,810
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Six months ended November 30,	Year ended May 31,
	2025*	2025

Operations:
Net investment income	$260,906	$520,957
Net realized gain (loss)	7,038	(207,420)
Net unrealized appreciation (depreciation)	300,866	298,276
Net increase (decrease) in net assets resulting from operations	568,810	611,813
Distributions paid or accrued to shareholders	(255,240)	(513,755)
Net capital share transactions	187,367	(553,896)
Total increase (decrease) in net assets	500,937	(455,838)
Net assets:
Beginning of period	10,593,181	11,049,019
End of period	$11,094,118	$10,593,181
*
Unaudited.
Refer to the notes to financial statements.

17	Capital Group Central Corporate Bond Fund

Notes to financial statementsunaudited
1. Organization

Capital Group Central Fund Series II (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company and has issued one series of shares, Capital Group Central Corporate Bond Fund ("the fund"). The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund serves as a corporate bond portfolio for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Central Corporate Bond Fund	18

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

19	Capital Group Central Corporate Bond Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,100,872	$—	$9,100,872
U.S. Treasury bonds & notes	—	765,315	—	765,315
Asset-backed obligations	—	95,378	—	95,378
Bonds & notes of governments & government agencies outside the U.S.	—	44,955	—	44,955
Municipals	—	5,150	—	5,150
Short-term securities	1,087,301	—	—	1,087,301
Total	$1,087,301	$10,011,670	$—	$11,098,971

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,852	$—	$—	$3,852
Liabilities:
Unrealized depreciation on futures contracts	(11,592)	—	—	(11,592)
Unrealized depreciation on centrally cleared credit default swaps	—	(196)	—	(196)
Total	$(7,740)	$(196)	$—	$(7,936)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Capital Group Central Corporate Bond Fund	20

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

21	Capital Group Central Corporate Bond Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Central Corporate Bond Fund	22

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,123,795,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

23	Capital Group Central Corporate Bond Fund

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $540,811,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,852	Unrealized depreciation*	$11,592
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	196
			$3,852		$11,788

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(7,920)	Net unrealized appreciation (depreciation) on futures contracts	$(2,364)
Swap	Credit	Net realized gain (loss) on swap contracts	(5,803)	Net unrealized appreciation (depreciation) on swap contracts	79
			$(13,723)		$(2,285)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group Central Corporate Bond Fund	24

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$5,420
Capital loss carryforward*	(2,200,979)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of November 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$201,829
Gross unrealized depreciation on investments	(173,770)
Net unrealized appreciation (depreciation) on investments	28,059
Cost of investments	11,084,627
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended November 30,	Year ended May 31,
Share class	2025	2025
Class M	$255,240	$513,755
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000 in the fund’s statement of operations reflects $21,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

25	Capital Group Central Corporate Bond Fund

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
Class M	$203,930	24,217	$255,240	30,068	$(271,803)	(32,730)	$187,367	21,555

Year ended May 31, 2025
Class M	$379,219	45,239	$513,798	61,122	$(1,446,913)	(174,317)	$(553,896)	(67,956)
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,447,946,000 and $4,716,696,000, respectively, during the six months ended November 30, 2025.
11. Ownership concentration

At November 30, 2025, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Balanced Fund and Capital Income Builder, with aggregate ownership of the fund’s outstanding shares of 61% and 25%, respectively. CRMC is the investment adviser to the two American Funds.

Capital Group Central Corporate Bond Fund	26

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets

Class M:
11/30/2025[3,4]	$8.32	$.21	$.24	$.45	$(.20 )	$—	$(.20 )	$8.57	5.47%[5]	$11,094	— %[6,7]	4.84%[7]
5/31/2025	8.24	.40	.07	.47	(.39 )	—	(.39 )	8.32	5.77	10,593	— [6]	4.73
5/31/2024	8.29	.36	(.06 )	.30	(.35 )	—	(.35 )	8.24	3.74	11,049	— [6]	4.42
5/31/2023	8.69	.29	(.40 )	(.11 )	(.29 )	—	(.29 )	8.29	(1.23)	11,514	— [6]	3.54
5/31/2022	10.00	.25	(1.23)	(.98 )	(.24 )	(.09 )	(.33 )	8.69	(10.08)	14,294	— [6]	2.57
5/31/2021[3,8]	10.00	— [9]	—	— [9]	—	—	—	10.00	.00	— [10]	—	— [5,6]

	Six months ended November 30, 2025[3,4,5]	Year ended May 31,
		2025	2024	2023	2022	2021[3,8]
Portfolio turnover rate for all share classes[11]	105%	205%	151%	132%	94%	— %[12]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Amount less than .01%.
[7]	Annualized.
[8]	Class M shares began investment operations on April 23, 2021.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	There was no turnover.
Refer to the notes to financial statements.

27	Capital Group Central Corporate Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,266,654,545
Total shares voting on November 25, 2025:
1,266,654,545 (100.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,266,654,545	100.0%	0	0.0%
Pramod Atluri	1,266,654,545	100.0%	0	0.0%
Francisco G. Cigarroa	1,266,654,545	100.0%	0	0.0%
Nariman Farvardin	1,266,654,545	100.0%	0	0.0%
Jennifer C. Feikin	1,266,654,545	100.0%	0	0.0%
Leslie Stone Heisz	1,266,654,545	100.0%	0	0.0%
Merit E. Janow	1,266,654,545	100.0%	0	0.0%
Martin E. Koehler	1,266,654,545	100.0%	0	0.0%
Benjamin R. Miller	1,266,654,545	100.0%	0	0.0%
Josette Sheeran	1,266,654,545	100.0%	0	0.0%
Margaret Spellings	1,266,654,545	100.0%	0	0.0%
Alexandra Trower	1,266,654,545	100.0%	0	0.0%
Paul S. Williams	1,266,654,545	100.0%	0	0.0%
Courtney K. Wolf	1,266,654,545	100.0%	0	0.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Capital Group Central Corporate Bond Fund	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series II

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 30, 2026